                         PEGASUS CASH MANAGEMENT FUNDS

                             Cash Management Fund

                         Treasury Cash Management Fund

                                Treasury Prime

                             Cash Management Fund

                          U.S. Government Securities

                             Cash Management Fund

                        Municipal Cash Management Fund

                                 ANNUAL REPORT

                               December 31, 1998

Please Read Carefully: This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

SHARES OF THE TRUST ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY, BANK ONE CORPORATION OR ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                         Pegasus Cash Management Funds

                               Table of Contents

         Letter to Shareholders.............................   1
         Statements of Assets and Liabilities...............   3
         Statements of Operations...........................   4
         Statements of Changes in Net Assets................   5
         Schedule of Portfolio Investments..................   7
         Notes to Financial Statements......................  24
         Financial Highlights...............................  32

         Report of Independent Public Acoountants...........  35


                               INVESTMENT ADVISER
           First Chicago NBD Investment Management Company (FCNIMCO)
                 Three First National Plaza, Chicago, IL 60670

                               ----------------

                                  DISTRIBUTOR
                              BISYS Fund Services
                               3435 Stelzer Road
                               Columbus, OH 43219

                     A MESSAGE FROM THE INVESTMENT ADVISER

December 31, 1998

Dear Shareholder:

1998 Money Market in Review

The domestic economy continued to grow at a robust pace in 1998 despite global economic turmoil. Many believed that the Asian and Russian financial problems would spill over to the United States and cause an economic slowdown or even a recession. Anticipating that some of the global financial problems would lead to slower growth at home, the Federal Reserve made three quarter-point rate cuts in September, October and November. As a result, the federal funds rate stood at 4.75% on December 31, 1998, compared to 5.50% a year earlier.

The U.S. economy continued to enjoy some of the lowest inflation in many years. As measured by the Consumer Price Index (CPI), inflation was up only 1.6% in 1998, which followed a 1.7% increase in 1997. Employment also remained strong, with December's unemployment rate only 4.3%.

Short-term interest rates generally were lower than they were in 1997, with the one-year Treasury bill yielding 4.52% at year-end 1998 versus 5.48% at year-end 1997. Likewise, money market fund yields dropped in 1998 and are likely to continue to do so in 1999, as securities purchased in a higher interest rate environment mature and the cash is reinvested at lower rates.

Municipal Money Market Review

Because of tremendous asset growth, lack of fixed-rate note supply and the series of Federal Reserve rate cuts, tax-exempt money yields experienced downward pressure throughout much of 1998. Investors continued to pour cash into the market throughout the year, as witnessed by the sector growing to $187.6 billion, compared to year-end 1997 levels of $159.8 billion, an increase of 17.3%. In January alone, cash inflows totaled $8.8 billion, which set the tone for generally lower yields throughout the year. By mid-April, positive cash flows temporarily, and violently, reversed course, as more than $11 billion of liquidity was lost primarily due to payments of corporate and individual tax liabilities.

The second half of any calendar year usually provides opportunities for bond fund managers to extend maturities. However, the anticipated primary note issuance did not materialize in 1998, as governmental coffers experienced budget surpluses that mitigated the need to seek financing in the note market. Additionally, the tremendous growth of "derivitized" municipal paper, whereby fixed-rate notes are restructured into variable-rate securities, further weakened an already supply-strained note market. In addition, the third- and fourth-quarter rate cuts further exacerbated downward pressure on short-term tax-exempt interest rates during 1998.

Pending Merger Transaction

On October 2, 1998, First Chicago NBD Corporation, parent company to First Chicago NBD Investment Management Company, merged with and into BANC ONE CORPORATION at which time it was renamed BANK ONE CORPORATION. BANK ONE CORPORATION has now begun the process of reorganizing the Pegasus Funds into The One Group Family of Mutual Funds. In January, 1999, the Boards of Trustees of the Pegasus Funds approved a proposed Agreement and Plan of Reorganization, which is subject to Pegasus shareholder approval. If you were a shareholder as of the December 18, 1998 record date, you should have now received a combined proxy/prospectus which outlines in more detail the proposed Agreement and Plan of Reorganization. Assuming approval by Pegasus shareholders, it is anticipated the reorganization transaction will occur in March, 1999. We realize that you have many choices when it comes to mutual fund investing, and we appreciate you selecting the Pegasus Funds.

Sincerely,


/s/ George F. Abel

George F. Abel
Chief Investment Officer
First Chicago NBD Investment Management Company

The Fund's income may be subject to certain state and local taxes and, depending on your tax status the federal alternative minimum tax.

Pegasus Cash Management Funds

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1998

--------------------------------------------------------------------------------

                                            Treasury   Treasury Prime U.S. Government
                               Cash           Cash          Cash      Securities Cash  Municipal Cash
                            Management     Management    Management     Management       Management
                               Fund           Fund          Fund           Fund             Fund
                          ---------------------------------------------------------------------------
ASSETS:
Investments, at amor-
 tized cost               $2,504,713,135  $ 65,461,391  $652,772,163  $  706,976,313    $647,864,469
Repurchase agreements,
 at cost                      97,501,000   298,185,000            --     873,034,000              --
-----------------------------------------------------------------------------------------------------
 Total                     2,602,214,135   363,646,391   652,772,163   1,580,010,313     647,864,469
Cash                                 388           176     6,054,017             998         124,311
Interest receivable            8,715,495     1,276,448     2,634,230       2,986,817       3,832,550
Receivable from brokers
 for investments sold                 --            --            --       1,965,000              --
Deferred organization
 costs, net                       36,745        16,366        11,589          33,758          15,678
-----------------------------------------------------------------------------------------------------
 TOTAL ASSETS              2,610,966,763   364,939,381   661,471,999   1,584,996,886     651,837,008
-----------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued investment advi-
 sory fees                       356,616        45,413        69,175         270,298          92,006
Accrued administration
 fees                            356,615        48,657        74,505         212,182          86,255
Shareholder service fees
 payable (Service
 Shares)                         843,039       214,839       252,047         345,773          43,853
Accrued custodian fees             7,549         1,104         1,901           1,941           5,386
Dividends payable             11,315,897     1,388,466     1,941,457       6,399,914       1,698,115
Other payables and ac-
 crued expenses                  214,913        30,211        60,331         166,555          66,156
-----------------------------------------------------------------------------------------------------
 TOTAL LIABILITIES            13,094,629     1,728,690     2,399,416       7,396,663       1,991,771
-----------------------------------------------------------------------------------------------------
 NET ASSETS               $2,597,872,134  $363,210,691  $659,072,583  $1,577,600,223    $649,845,237
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE AND RE-
 DEMPTION PRICE
 PER SHARE:
Institutional Shares:
 Net assets               $1,076,044,889  $ 32,195,940  $189,629,535  $1,017,830,072    $588,601,864
 Capital shares            1,076,203,889    32,195,940   189,631,215   1,018,236,471     588,601,864
-----------------------------------------------------------------------------------------------------
 Net asset value and re-
  demption price per
  share                   $         1.00  $       1.00  $       1.00  $         1.00    $       1.00
-----------------------------------------------------------------------------------------------------
Service Shares:
 Net assets               $1,521,827,245  $331,014,751  $469,443,048  $  559,770,151    $ 61,243,373
 Capital shares            1,521,870,142   331,014,751   469,439,832     559,871,101      61,243,373
-----------------------------------------------------------------------------------------------------
 Net asset value and re-
  demption price per
  share                   $         1.00  $       1.00  $       1.00  $         1.00    $       1.00
-----------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Capital shares
  (unlimited number of
  shares authorized, par
  value $.01 per share)   $   25,980,740  $  3,632,107  $  6,590,710  $   15,781,076    $  6,498,452
 Additional paid-in cap-
  ital                     2,571,931,219   359,578,584   652,480,337   1,562,190,373     643,346,785
 Accumulated undistrib-
  uted net investment
  income (loss)                  162,074            --        15,581         136,123              --
 Accumulated
  undistributed net
  realized
  gains (losses)                (201,899)           --       (14,045)       (507,349)             --
-----------------------------------------------------------------------------------------------------
TOTAL NET ASSETS          $2,597,872,134  $363,210,691  $659,072,583  $1,577,600,223    $649,845,237
-----------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                                                 Pegasus Funds

Pegasus Cash Management Funds

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For The Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                             Treasury     Treasury Prime  U.S. Government    Municipal
                          Cash Management Cash Management Cash Management Securities Cash Cash Management
                               Fund            Fund            Fund       Management Fund      Fund
                          -------------------------------------------------------------------------------
INVESTMENT INCOME          $120,725,661     $17,120,153     $19,736,100     $75,361,901     $17,121,184
---------------------------------------------------------------------------------------------------------
EXPENSES:
 Investment advisory fee      4,310,762         634,363         799,120       2,760,668         984,583
 Administration fees          3,233,072         475,772         599,340       2,067,835         738,438
 Service plan fees
  (Service Shares)            2,930,146         749,800         790,269       1,139,266         154,695
 Custodial fees                  47,672           4,780           8,444           9,867          10,695
 Registration and filing
  fees                          197,691          33,174          38,997         123,635          53,499
 Professional fees               78,570          34,000          34,910          53,746          36,962
 Amortization of de-
  ferred organization
  costs                          34,675           4,431          25,550          32,120           4,322
 Transfer agent fee             251,407          16,501          20,367          73,745          28,944
 Other expenses                 298,393          43,219          78,746              --          46,953
---------------------------------------------------------------------------------------------------------
 TOTAL EXPENSES              11,382,388       1,996,040       2,395,743       6,260,882       2,059,091
---------------------------------------------------------------------------------------------------------
 Less: Expense reim-
  bursements                   (907,915)       (136,100)       (207,054)       (295,457)       (179,890)
---------------------------------------------------------------------------------------------------------
 NET EXPENSES                10,474,473       1,859,940       2,188,689       5,965,425       1,879,201
---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME      $110,251,188     $15,260,213     $17,547,411     $69,396,476     $15,241,983
---------------------------------------------------------------------------------------------------------
NET REALIZED GAINS
 (LOSSES) ON INVESTMENTS              1              --            (205)          4,002              --
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET
 ASSETS FROM OPERATIONS    $110,251,189     $15,260,213     $17,547,206     $69,400,478     $15,241,983
---------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

  Pegasus Funds
4

Pegasus Cash Management Funds

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                             Treasury
                                                                         Cash Management
                                Cash Management Fund                           Fund
                         ---------------------------------------------------------------------------
                            Year Ended         Year Ended        Year Ended         Period Ended
                         December 31, 1998  December 31, 1997 December 31, 1998 December 31, 1997(a)
                         ---------------------------------------------------------------------------
FROM OPERATIONS:
 Net investment income   $    110,251,188    $    50,222,489   $    15,260,213     $   3,335,785
 Net realized gains
  (losses) on
  investments                           1                 --                --                --
----------------------------------------------------------------------------------------------------
 Net increase in net
  assets from operations      110,251,189         50,222,489        15,260,213         3,335,785
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM NET
 INVESTMENT INCOME:
 Institutional Shares         (51,233,991)       (25,209,373)         (857,169)          (25,600)
 Service Shares               (59,017,197)       (25,013,116)      (14,403,044)       (3,310,185)
----------------------------------------------------------------------------------------------------
 Total distributions to
  shareholders               (110,251,188)       (50,222,489)      (15,260,213)       (3,335,785)
----------------------------------------------------------------------------------------------------
FROM CAPITAL SHARE
 TRANSACTIONS:
 Proceeds from shares
  sold                     15,928,731,741      9,535,537,549     1,952,248,975       569,961,617
 Proceeds from shares
  issued in connection
  with conversion of
  common trust funds          149,307,531                 --                --                --
 Net asset value of
  shares issued in
  reinvestment of
  distributions to
  shareholders                  4,515,655          4,462,385            35,987                --
----------------------------------------------------------------------------------------------------
                           16,082,554,927      9,539,999,934     1,952,284,962       569,961,617
 Less: payments for
  shares redeemed         (15,182,715,632)    (8,960,162,558)   (1,795,646,276)     (363,389,612)
----------------------------------------------------------------------------------------------------
 Net increase in net
  assets from capital
  share transactions          899,839,295        579,837,376       156,638,686       206,572,005
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET
 ASSETS                       899,839,296        579,837,376       156,638,686       206,572,005
NET ASSETS:
 Beginning of period        1,698,032,838      1,118,195,462       206,572,005                --
----------------------------------------------------------------------------------------------------
 End of period           $  2,597,872,134    $ 1,698,032,838   $   363,210,691     $ 206,572,005
----------------------------------------------------------------------------------------------------

(a) For the period from September 12, 1997 (commencement of operations) through December 31, 1997.

                       See Notes to Financial Statements.

                                                                 Pegasus Funds

Pegasus Cash Management Funds

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)

--------------------------------------------------------------------------------

                                Treasury Prime              U.S. Government Securities
                             Cash Management Fund              Cash Management Fund         Municipal Cash Management Fund
                        -----------------------------------------------------------------------------------------------------
                          Year Ended       Year Ended       Year Ended       Year Ended        Year Ended      Period Ended
                         December 31,     December 31,     December 31,     December 31,      December 31,     December 31,
                             1998             1997             1998             1997              1998           1997(b)
                        -----------------------------------------------------------------------------------------------------
FROM OPERATIONS:
 Net investment income  $    17,547,411  $    11,652,050  $    69,396,476  $    37,744,030  $     15,241,983  $    2,483,210
 Net realized gains
  (losses) on
  investments                      (205)            (507)           4,002            4,536                --              --
-----------------------------------------------------------------------------------------------------------------------------
 Net increase in net
  assets from
  operations                 17,547,206       11,651,543       69,400,478       37,748,566        15,241,983       2,483,210
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM NET
 INVESTMENT INCOME:
 Institutional Shares        (3,799,331)      (1,457,277)     (47,200,518)     (24,156,026)      (13,431,666)     (1,845,036)
 Service Shares             (13,748,080)     (10,194,773)     (22,195,958)     (13,588,004)       (1,810,317)       (638,174)
-----------------------------------------------------------------------------------------------------------------------------
 Total distributions to
  shareholders              (17,547,411)     (11,652,050)     (69,396,476)     (37,744,030)      (15,241,983)     (2,483,210)
-----------------------------------------------------------------------------------------------------------------------------
FROM CAPITAL SHARE
 TRANSACTIONS:
 Proceeds from shares
  sold                    2,166,525,086    2,338,002,420    7,981,715,196    5,164,514,378     1,792,891,234     523,029,206
 Proceeds from shares
  issued in connection
  with conversion of
  common trust funds                 --               --               --               --       178,163,818              --
 Net asset value of
  shares issued in
  reinvestment of
  distributions to
  shareholders                  903,849          395,431        1,683,915        1,116,975            95,406          13,719
-----------------------------------------------------------------------------------------------------------------------------
                          2,167,428,935    2,338,397,851    7,983,399,111    5,165,631,353     1,971,150,458     523,042,925
 Less: payments for
  shares redeemed        (1,832,759,109)  (2,299,154,786)  (7,297,830,410)  (4,849,816,940)   (1,579,543,976)   (264,804,170)
-----------------------------------------------------------------------------------------------------------------------------
 Net increase in net
  assets from capital
  share transactions        334,669,826       39,243,065      685,568,701      315,814,413       391,606,482     258,238,755
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET
 ASSETS                     334,669,621       39,242,558      685,572,703      315,818,949       391,606,482     258,238,755
NET ASSETS:
 Beginning of period        324,402,962      285,160,404      892,027,520      576,208,571       258,238,755              --
-----------------------------------------------------------------------------------------------------------------------------
 End of period          $   659,072,583  $   324,402,962  $ 1,577,600,223  $   892,027,520  $    649,845,237  $  258,238,755
-----------------------------------------------------------------------------------------------------------------------------

(b) For the period from August 18, 1997 (commencement of operations) through December 31, 1997.

                       See Notes to Financial Statements.

  Pegasus Funds
6

Pegasus Cash Management Fund

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 1998

--------------------------------------------------------------------------------

                                                                   Amortized
                                                     Principal        Cost
                                                       Amount       (Note 2)
                                                     ---------     ---------
CERTIFICATES OF DEPOSIT -- 6.2%
Banking -- 1.5%
 Chase Manhattan Bank, 4.86%, 4/21/99.............. $ 40,000,000 $   40,000,000
                                                                 --------------
Banking -- Foreign -- 4.7%
 Bank Of Nova Scotia, 5.65%, 3/23/99...............   20,000,000     19,994,750
 Banque Nationale De Paris, 5.65%, 2/26/99.........   23,000,000     22,998,306
 Bayerische Landesbank Girozentrale, 5.64%,
  3/15/99..........................................   15,000,000     14,997,950
 Credit Agricole Indosuez, 5.75%, 4/26/99..........    2,000,000      1,999,681
 Credit Suisse First Boston Bank, 5.80%, 6/11/99...   10,000,000     10,000,000
 Societe Generale, 5.69%, 7/16/99..................   20,000,000     20,084,412
 Swiss Bank Corp., 5.74%, 6/11/99..................   12,000,000     11,996,959
 Westpac Banking Corp., 5.73%, 4/16/99.............   18,000,000     17,998,264
                                                                 --------------
                                                                    120,070,322
                                                                 --------------
TOTAL CERTIFICATES OF DEPOSIT......................                 160,070,322
                                                                 --------------

COMMERCIAL PAPER -- 51.0%
Banking -- 4.6%
 Bank Of Nova Scotia, 5.19%, 1/6/99................   50,000,000     49,963,958
 Morgan JP & Co., 4.92%, 4/21/99...................   20,000,000     19,706,667
 Republic New York Corp., 5.20%, 1/13/99...........   50,000,000     49,913,333
                                                                 --------------
                                                                    119,583,958
                                                                 --------------
Banking -- Foreign -- 3.8%
 Dresdner Bank AG, 5.26%, 1/7/99...................   50,000,000     49,956,750
 UBS Finance (De) Inc., 4.90%, 5/20/99.............   50,000,000     49,054,028
                                                                 --------------
                                                                     99,010,778
                                                                 --------------
Commercial Loans -- 2.6%
 Greenwich Funding Corp., 5.25%, 1/5/99............   35,000,000     34,979,763
 Rose Inc., 5.60%, 1/11/99.........................   32,067,000     32,017,118
                                                                 --------------
                                                                     66,996,881
                                                                 --------------
Loans -- 1.2%
 Centric Capital Corp., 5.32%, 1/15/99.............   30,000,000     29,938,342
                                                                 --------------

                                                                 Pegasus Funds

Pegasus Cash Management Fund

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS -- (Continued)
December 31, 1998

--------------------------------------------------------------------------------

                                                                   Amortized
                                                     Principal        Cost
                                                       Amount       (Note 2)
                                                     ---------     ---------
Receivables -- 3.3%
 Quincy Capital Corp., 5.45%, 1/15/99.............. $ 35,561,000 $   35,485,630
 Quincy Capital Corp., 5.34%, 1/26/99..............   50,000,000     49,814,584
                                                                 --------------
                                                                     85,300,214
                                                                 --------------
Securities -- 4.6%
 Sigma Finance Inc., 5.29%, 1/21/99................   30,000,000     29,913,000
 Sigma Finance Inc., 5.06%, 5/24/99................   30,000,000     29,397,017
 Trident Capital Finance Inc., 5.33%, 1/11/99......   30,000,000     29,956,083
 Trident Capital Finance Inc., 5.27%, 1/19/99......   30,000,000     29,922,000
                                                                 --------------
                                                                    119,188,100
                                                                 --------------
Sovereign -- 1.3%
 Quebec (Province Of), 5.44%, 1/14/99..............   35,000,000     34,931,244
                                                                 --------------
Trade Rec./CC Rec./Auto Loan Rec. -- 6.5%
 Barton Capital Corp., 5.38%, 1/13/99..............   25,000,000     24,955,167
 Corporate Receivables Corp., 5.50%, 1/4/99........   30,000,000     29,986,250
 Corporate Receivables Corp., 5.19%, 3/3/99........   30,000,000     29,736,175
 Windmill Funding Corp., 5.32%, 1/8/99.............   35,000,000     34,964,271
 Windmill Funding Corp., 5.35%, 1/28/99............   50,000,000     49,799,375
                                                                 --------------
                                                                    169,441,238
                                                                 --------------
Trade/Term Receivables -- 23.1%
 Amsterdam Funding Corp., 5.40%, 1/25/99...........   45,296,000     45,132,934
 Apreco Inc., 5.16%, 2/8/99........................   35,000,000     34,812,322
 Aspen Funding Corp., 4.95%, 5/24/99...............   25,000,000     24,508,438
 Ciesco L.P., 5.35%, 1/11/99.......................   50,000,000     49,925,694
 Ciesco L.P., 5.30%, 1/20/99.......................   50,000,000     49,860,139
 CXC Inc., 5.29%, 2/9/99...........................   50,000,000     49,713,458
 CXC Inc., 5.25%, 2/17/99..........................   25,000,000     24,828,646
 Delaware Funding Corp., 5.33%, 2/10/99............   50,000,000     49,703,889
 Mont Blanc Capital Corp., 5.42%, 1/26/99..........   11,040,000     10,998,983
 Mont Blanc Capital Corp., 5.42%, 1/29/99..........   30,000,000     29,875,167
 Monte Rosa Capital Corp., 5.35%, 1/11/99..........   15,000,000     14,977,708
 Newport Funding Corp., 5.25%, 1/4/99..............  100,000,000     99,956,251
 Sheffield Receivables Corp., 5.52%, 1/25/99.......   15,150,000     15,094,248
 Special Purpose Accounts Receivable, 5.23%,
  1/28/99..........................................   30,000,000     29,882,325
 Variable Funding Capital Corp., 5.25%, 3/3/99.....   20,000,000     19,822,083

  Pegasus Funds
8

Pegasus Cash Management Fund

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS -- (Continued)
December 31, 1998

--------------------------------------------------------------------------------

                                                                   Amortized
                                                     Principal        Cost
                                                       Amount       (Note 2)
                                                     ---------     ---------
 WCP Funding Inc., 5.47%, 1/12/99.................. $ 25,000,000 $   24,958,215
 WCP Funding Inc., 5.25%, 2/12/99..................   30,000,000     29,819,050
                                                                 --------------
                                                                    603,869,550
                                                                 --------------
TOTAL COMMERCIAL PAPER.............................               1,328,260,305
                                                                 --------------

CORPORATE NOTES -- 7.1%
Automotive -- 0.2%
 GE Engine Receivables Trust, 5.60%, 2/14/00*......    6,031,500      6,031,500
                                                                 --------------
Banking -- 3.5%
 Abbey National Treasury Services, 5.72%, 6/11/99..   27,000,000     26,990,877
 Key Bank, 5.80%, 2/24/99*.........................   37,500,000     37,496,038
 PNC Bank, 5.56%, 10/12/99*........................   25,000,000     25,000,000
                                                                 --------------
                                                                     89,486,915
                                                                 --------------
Brokerage Services -- 1.3%
 Morgan Guaranty Trust Co., 5.57%, 9/27/99*........   35,000,000     34,989,984
                                                                 --------------
Transportation -- 0.7%
 Wilmington Trust Co. (Del), Series B, Amtrak 93-B,
  5.60%, 1/1/13*...................................   17,755,160     17,755,160
                                                                 --------------
Various Receivables -- 1.4%
 Strats Trust 1998-C, 144A, 5.57%, 4/13/99*........   35,000,000     34,999,949
                                                                 --------------
TOTAL CORPORATE NOTES..............................                 183,263,508
                                                                 --------------

FUNDING AGREEMENTS -- 9.5%
Insurance -- 9.5%
 General American Life Insurance Co., 5.24%,
  1/19/00*.........................................   87,000,000     87,000,000
 Peoples Benefit Life Insurance Co., 5.71%,
  12/13/99*........................................   35,000,000     35,000,000
 Sunamerica Life Insurance Co., 5.36%, 10/2/99*....   25,000,000     25,000,000
 Sunamerica Life Insurance Co., 5.36%, 11/6/99*....   25,000,000     25,000,000
 Travelers Insurance Co., 5.43%, 11/6/99*..........   25,000,000     25,000,000
 Travelers Insurance Co., 5.55%, 12/13/99*.........   25,000,000     25,000,000
 Western and Southern Life Insurance Co., 5.55%,
  1/29/03*.........................................   25,000,000     25,000,000
                                                                 --------------
TOTAL FUNDING AGREEMENTS...........................                 247,000,000
                                                                 --------------


                                                                 Pegasus Funds

Pegasus Cash Management Fund

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS -- (Continued)
December 31, 1998

--------------------------------------------------------------------------------

                                                                   Amortized
                                                     Principal        Cost
                                                       Amount       (Note 2)
                                                     ---------     ---------
REPURCHASE AGREEMENTS -- 3.8%
 Lehman Brothers Tri-Party, 5.15%, 1/4/99
  (Collateralized by $232,166,704 various U.S.
  Government Securities, 0.00%-12.50% 12/1/99-
  11/1/05, market value $65,280,093)............... $ 64,000,000 $   64,000,000
 Lehman Brothers Tri-Party, 4.95%, 1/4/99
  (Collateralized by $38,662,164 various U.S.
  Treasury STRIPS, maturing 2/15/99-11/15/05,
  market value $34,171,752)........................   33,501,000     33,501,000
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS........................                  97,501,000
                                                                 --------------

TIME DEPOSITS -- 22.6%
Banking -- 12.2%
 Citibank N.A., 5.25%, 1/4/99......................   30,000,000     30,000,000
 Mellon Bank, 5.25%, 1/4/99........................  100,000,000    100,000,000
 State Street Bank, 4.00%, 1/4/99..................   86,119,000     86,119,000
 SunTrust Bank, 4.00%, 1/4/99......................  100,000,000    100,000,000
                                                                 --------------
                                                                    316,119,000
                                                                 --------------
Banking -- Foreign -- 10.4%
 Banco Bilbao Vizcaya, 5.25%, 1/4/99...............   50,000,000     50,000,000
 Credit Agricole Indosuez, 4.88%, 1/4/99...........  100,000,000    100,000,000
 Deutsche Bank, 5.13%, 1/4/99......................   70,000,000     70,000,000
 Dresdner Bank, 5.13%, 1/4/99......................   50,000,000     50,000,000
                                                                 --------------
                                                                    270,000,000
                                                                 --------------
TOTAL TIME DEPOSITS................................                 586,119,000
                                                                 --------------
TOTAL..............................................              $2,602,214,135
                                                                 ==============

Percentages indicated are based on net assets of $2,597,872,134.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1998.

  Pegasus Funds
10

Pegasus Cash Management Fund

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS -- (Continued)
December 31, 1998

--------------------------------------------------------------------------------

(a) Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Additional information regarding these securities follows:

                                                    Carrying                           Percentage
                            Acquisition              Value     Original      Market     of Total
   Holding                     Date*        Par     Per Unit     Cost        Value     Investments
   -------                  ----------- ----------- -------- ------------ ------------ -----------
   Travelers Insurance
    Co. ...................  12/30/98   $25,000,000 $100.00  $ 25,000,000 $ 25,000,000    0.96%
   Peoples Benefit Life
    Insurance Co. .........   5/13/98    35,000,000  100.00    35,000,000   35,000,000    1.35%
   Sunamerica Life
    Insurance Co. .........   9/30/98    25,000,000  100.00    25,000,000   25,000,000    0.96%
   Sunamerica Life
    Insurance Co. .........  11/19/97    25,000,000  100.00    25,000,000   25,000,000    0.96%
                                                             ------------ ------------    -----
                                                              110,000,000  110,000,000    4.23%

 *Acquisition date refers to the first acquisition date in the case of securities purchased in multiple lots.


                       See Notes to Financial Statements.

                                                                 Pegasus Funds

Pegasus Treasury Cash Management Fund

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 1998

--------------------------------------------------------------------------------

                                                                    Amortized
                                                        Principal      Cost
                                                         Amount      (Note 2)
                                                        ---------   ---------
REPURCHASE AGREEMENTS -- 82.1%
 Barclays De Zoette Wedd, 4.75%, 1/4/99
  (Collateralized by $53,328,600 various U.S. Treasury
  Securities, 5.63%-5.88%, 11/15/99-12/31/99, market
  value $54,060,486).................................. $53,000,000 $ 53,000,000
 Bear Stearns, 4.85%, 1/4/99 (Collateralized by
  $82,461,817 various U.S. Treasury Securities, 0.00%-
  9.13%, 2/15/99-8/15/08, market value $66,687,743)...  65,000,000   65,000,000
 Donaldson Lufkin, & Jenrette, 5.00%, 1/4/99
  (Collateralized by $16,967,328 various U.S. Treasury
  Securities, 0.00%-7.50%, 1/15/99-2/15/05, market
  value $17,340,148)..................................  17,000,000   17,000,000
 First Union Capital Markets, 4.98%, 1/4/99
  (Collateralized by $16,666,921 various U.S. Treasury
  Securities, 0.00%-13.75%, 1/7/99-5/15/06, market
  value $17,355,345)..................................  17,000,000   17,000,000
 Goldman Sachs, 4.70%, 1/4/99 (Collateralized by
  $16,127,696 U.S. Treasury Notes, 5.88%, 11/15/05,
  market value $17,340,087)...........................  17,000,000   17,000,000
 Greenwich Capital Markets, Inc., 4.95%, 1/4/99
  (Collateralized by $22,468,220 various U.S. Treasury
  Strips, 2/15/99-11/15/08, market value $17,340,547).  17,000,000   17,000,000
 Lehman Brothers, 4.95%, 1/4/99 (Collateralized by
  $24,448,761 various U.S. Treasury Strips, 2/15/99-
  11/15/05, market value $21,609,163).................  21,185,000   21,185,000
 Merrill Lynch, 4.80%, 1/4/99 (Collateralized by
  $23,585,851 various U.S. Treasury Strips, 2/15/04-
  11/15/08, market value $17,340,743).................  17,000,000   17,000,000
 Morgan Stanley, 4.65%, 1/4/99 (Collateralized by
  $35,007,500 U.S. Treasury Notes, 7.00%, 7/15/06,
  market value $41,003,680)...........................  40,000,000   40,000,000
 Prudential, 4.50%, 1/4/99 (Collateralized by
  $16,969,045 various U.S. Treasury Securities, 5.13%-
  5.38%, 6/30/00-8/31/00, market value $17,340,197)...  17,000,000   17,000,000
 Societe Generale, 4.80%, 1/4/99 (Collateralized by
  $16,118,312 various U.S. Treasury Securities, 5.25%-
  13.13%, 8/15/99-7/15/06, market value $17,348,919)..  17,000,000   17,000,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS...........................              298,185,000

  Pegasus Funds
12

Pegasus Treasury Cash Management Fund

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS -- (Continued)
December 31, 1998

--------------------------------------------------------------------------------

                                                                    Amortized
                                                        Principal      Cost
                                                         Amount      (Note 2)
                                                        ---------   ---------
U.S. TREASURY OBLIGATIONS -- 18.0%
U.S. Treasury Notes -- 18.0%
 8.87%, 2/15/99....................................... $10,000,000 $ 10,039,685
 6.75%, 6/30/99.......................................  10,000,000   10,102,158
 6.50%, 4/30/99.......................................  10,000,000   10,029,877
 6.38%, 7/15/99.......................................  15,000,000   15,134,443
 5.75%, 9/30/99.......................................  10,000,000   10,079,603
 5.87%, 8/31/99.......................................  10,000,000   10,075,625
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS ......................               65,461,391
                                                                   ------------
TOTAL.................................................             $363,646,391
                                                                   ============

--------

Percentages indicated are based on net assets of $363,210,691.

                       See Notes to Financial Statements.

                                                                 Pegasus Funds

Pegasus Treasury Prime Cash Management Fund

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 1998

--------------------------------------------------------------------------------

                                                                    Amortized
                                                       Principal       Cost
                                                         Amount      (Note 2)
                                                       ---------    ---------
U.S. TREASURY OBLIGATIONS -- 99.0%
U.S. Treasury Bills -- 76.5%
 1/07/99............................................. $ 20,410,000 $ 20,397,210
 1/14/99.............................................   22,311,000   22,282,801
 1/21/99.............................................  153,781,000  153,404,494
 1/28/99.............................................   66,416,000   66,205,249
 2/04/99.............................................   60,702,000   60,449,854
 2/11/99.............................................   51,918,000   51,656,362
 2/18/99.............................................   53,015,000   52,705,099
 3/04/99.............................................   52,526,000   52,130,039
 3/18/99.............................................   13,407,000   13,283,454
 3/25/99.............................................   12,404,000   12,276,738
                                                                   ------------
                                                                    504,791,300
                                                                   ------------
U.S. Treasury Notes -- 22.5%
 6.38%, 1/15/99......................................   54,670,000   54,705,975
 6.25%, 3/31/99......................................   16,722,000   16,771,038
 7.00%, 4/15/99......................................   33,647,000   33,867,255
 6.38%, 4/30/99......................................    2,495,000    2,504,184
 6.50%, 4/30/99......................................   24,295,000   24,429,700
 6.00%, 6/30/99......................................   15,613,000   15,702,711
                                                                   ------------
                                                                    147,980,863
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS......................               652,772,163
                                                                   ------------
TOTAL................................................              $652,772,163
                                                                   ============

--------

Percentages indicated are based on net assets of $659,072,583.

                       See Notes to Financial Statements.

  Pegasus Funds
14

Pegasus U.S. Government Securities Cash Management Fund

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 1998

--------------------------------------------------------------------------------

                                                                   Amortized
                                                     Principal        Cost
                                                       Amount       (Note 2)
                                                     ---------     ---------
U.S. GOVERNMENT AGENCY MORTGAGES -- 22.8%
Federal Home Loan Mortgage Corp. -- 18.3%
 4.90%, 1/20/99.................................... $  5,000,000 $    4,987,069
 4.91%, 2/3/99.....................................   40,000,000     39,819,967
 4.68%, 2/9/99.....................................   50,000,000     49,746,500
 5.45%, 2/19/99....................................   46,655,000     46,336,262
 4.95%, 2/26/99....................................   55,000,000     54,572,981
 5.61%, 3/12/99....................................   20,000,000     19,999,233
 4.99%, 3/15/99....................................   25,000,000     24,747,035
 4.60%, 3/26/99....................................   50,000,000     49,463,333
                                                                 --------------
                                                                    289,672,380
                                                                 --------------
Federal National Mortgage Assoc. -- 4.5%
 5.35%, 1/20/99....................................   30,000,000     30,001,459
 5.37%, 2/26/99....................................   20,000,000     19,992,934
 5.01%, 3/1/99.....................................   10,570,000     10,483,211
 5.63%, 5/5/99.....................................   10,000,000      9,995,767
                                                                 --------------
                                                                     70,473,371
                                                                 --------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES.............                 360,145,751
                                                                 --------------

U.S. GOVERNMENT AGENCY SECURITIES -- 22.0%
Federal Home Loan Bank -- 22.0%
 5.03%, 1/4/99.....................................   35,000,000     34,985,329
 5.08%, 1/13/99....................................   25,000,000     24,957,667
 5.12%, 1/20/99....................................   25,000,000     24,932,444
 4.62%, 1/22/99....................................   50,000,000     49,856,500
 5.02%, 2/24/99....................................   30,000,000     29,774,100
 4.96%, 3/19/99....................................    5,040,000      4,986,531
 5.07%, 3/26/99....................................   35,000,000     34,996,375
 5.50%, 3/26/99....................................   25,000,000     24,993,779
 5.72%, 5/6/99.....................................   15,000,000     14,997,837
 5.00%, 10/27/99...................................   60,000,000     60,000,000
 5.00%, 11/17/99...................................   10,000,000     10,000,000
 5.12%, 11/17/99...................................   32,350,000     32,350,000
                                                                 --------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES............                 346,830,562
                                                                 --------------


                                                                 Pegasus Funds

Pegasus U.S. Government Securities Cash Management Fund

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS -- (Continued)
December 31, 1998

--------------------------------------------------------------------------------

                                                                  Amortized
                                                    Principal        Cost
                                                      Amount       (Note 2)
                                                    ---------     ---------
REPURCHASE AGREEMENTS -- 55.4%
 Bear Stearns, 4.85%, 1/4/99, (Collateralized by
  $31,716,083 various U.S. Treasury Securities,
  0.00%-9.13%, 2/15/99-8/15/08, market value
  $25,649,132).................................... $ 25,000,000 $   25,000,000
 Donaldson Lufkin & Jenrette, 5.08%, 1/4/99
  (Collateralized by $70,115,000 various U.S.
  Government Securities, 4.38%-6.13%, 6/27/00-
  7/14/03, market value $71,400,778)..............   70,000,000     70,000,000
 Dresdner, 4.75%, 1/4/99 (Collateralized by
  $70,866,000 various U.S. Government Securities,
  0.00%-7.00%, 1/7/99-10/15/08, market value
  $71,401,587)....................................   70,000,000     70,000,000
 First Union Capital Markets, 5.08%, 1/4/99
  (Collateralized by $250,332,000 various U.S.
  Government Securities, 0.00%-7.50%, 1/4/99-
  11/13/08, market value $255,270,021)............  250,000,000    250,000,000
 Greenwich Capital Markets, Inc., 4.95%, 1/4/99,
  (Collateralized by $64,761,340 various U.S.
  Treasury STRIPS, 0.00%, 2/15/99-11/15/08, market
  value $49,981,575)..............................   49,000,000     49,000,000
 HSBC, 5.10%, 1/4/99 (Collateralized by
  $137,699,830 various U.S. Government Securities,
  0.00%-7.55%, 1/4/99-3/27/07, market value
  $136,716,668)...................................  134,034,000    134,034,000
 Lehman Brothers, 5.15%, 1/4/99 (Collateralized by
  $526,002,688 various U.S. Government Securities,
  0.00%-12.50%, 12/1/99-11/1/05, market value
  $147,900,212)...................................  145,000,000    145,000,000
 Salomon Smith Barney, 4.90%, 1/4/99
  (Collateralized by $70,597,579 various U.S.
  Treasury Securities, 4.62%-6.37%, 5/15/00-
  11/30/00, market value $72,431,417).............   70,000,000     70,000,000
 Societe Generale, 4.80%, 1/4/99, (Collateralized
  by $56,888,160 various U.S. Treasury Securities,
  5.25%-13.13%, 8/15/99-7/15/06, market value
  $61,231,478)....................................   60,000,000     60,000,000
                                                                --------------
TOTAL REPURCHASE AGREEMENTS.......................                 873,034,000
                                                                --------------
TOTAL.............................................              $1,580,010,313
                                                                ==============

--------

Percentages indicated are based on net assets of $1,577,600,223.

                       See Notes to Financial Statements.

  Pegasus Funds
16

Pegasus Municipal Cash Management Fund

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 1998

--------------------------------------------------------------------------------

                                                                    Amortized
                                                        Principal      Cost
                                                         Amount      (Note 2)
                                                        ---------   ---------
MUNICIPAL SECURITIES -- 79.1%
Alabama -- 0.6%
 Decatur Industrial Development Board Solid Waste
  Disposal, Revenue, AMT, Trico Steel Company, 4.20%,
  1/1/27, LOC: Chase Bank*............................ $   900,000 $    900,000
 Decatur Industrial Development Board Solid Waste
  Disposal, Revenue, AMT, Amoco Chemical Company
  Project, 5.20%, 5/1/25*.............................   3,100,000    3,100,000
                                                                   ------------
                                                                      4,000,000
                                                                   ------------
Alaska -- 2.9%
 State Housing Financial Corp., Series A, 4.00%,
  6/1/26*.............................................  19,000,000   19,000,000
                                                                   ------------
Arizona -- 0.8%
 Maricopa County, Pollution Control Revenue, Arizona
  Public Service Company, Series B, 5.10%, 5/1/29,
  LOC: Morgan Guaranty*...............................   5,300,000    5,300,000
                                                                   ------------
California -- 2.3%
 California Pollution Control Revenue Financing
  Authority, Pollution Control Revenue, 5.00%,
  11/1/26, LOC: Bank of America*......................  10,600,000   10,600,000
 California State Economic Development Financing
  Authority Revenue, California Independent Systems
  Project C, 5.15%, 4/1/08*...........................   4,400,000    4,400,000
                                                                   ------------
                                                                     15,000,000
                                                                   ------------
Delaware -- 3.3%
 Delaware State Economic Development Authority,
  Revenue, Clean Power Project, Series A, 4.20%,
  8/1/29, LOC: Canadian Imperial Bank*................  21,200,000   21,200,000
                                                                   ------------
District of Columbia -- 0.7%
 District of Columbia, American University, 4.00%,
  10/1/15, LOC: National Westminster Bank*............   4,400,000    4,400,000
                                                                   ------------
Florida -- 2.1%
 Alachua County Health Facilities Authority, Revenue,
  Series B, 4.00%, 12/1/26, MBIA*.....................  12,000,000   12,000,000
 Dade County Health Facilities Authority Hospital,
  Miami Children's Hospital Project, 3.40%, 9/1/25,
  AMBAC*..............................................   1,400,000    1,400,000
                                                                   ------------
                                                                     13,400,000
                                                                   ------------

                                                                 Pegasus Funds

Pegasus Municipal Cash Management Fund

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS -- (Continued)
December 31, 1998

--------------------------------------------------------------------------------

                                                                    Amortized
                                                        Principal      Cost
                                                         Amount      (Note 2)
                                                        ---------   ---------
Georgia -- 2.9%
 Columbus Hospital Authority Revenue, 4.00%, 1/1/18,
  LOC:
  SunTrust Bank*...................................... $10,800,000 $ 10,800,000
 Georgia Municipal Gas Authority, Revenue, 3.90%,
  11/1/06, LOC: Wachovia Bank*........................   5,080,000    5,080,000
 Gwinett County Hospital Authority Revenue, 4.05%,
  9/1/27, MBIA*.......................................   3,000,000    3,000,000
                                                                   ------------
                                                                     18,880,000
                                                                   ------------
Illinois -- 5.9%
 Chicago GO, 4.40%, 1/1/99, MBIA......................   4,000,000    4,000,000
 Chicago GO, 3.55%, 2/4/99, LOC: Morgan Guaranty......  10,000,000   10,000,000
 Illinois Health Facilities Authority, Series C,
  4.00%, 1/1/16, LOC: LaSalle National Bank*..........   6,100,000    6,100,000
 Illinois Health Facilities Authority Revenue,
  Healthcorp Project, 5.10%, 11/01/20*................   4,625,000    4,625,000
 Illinois Health Facilities Revenue, 3.05%, 4/7/99....  10,000,000   10,000,000
 Southwestern Development Authority, Wood River
  Project, Shell Oil Company, 5.20%, 11/1/25*.........   3,400,000    3,400,000
                                                                   ------------
                                                                     38,125,000
                                                                   ------------
Indiana -- 0.5%
 Rockport, PCR, AEP Generating Project, 5.10%, 7/1/25,
  AMBAC*..............................................   3,100,000    3,100,000
                                                                   ------------
Iowa -- 2.7%
 Iowa Finance Authority Multi Family Partnership,
  4.15%, 12/1/17, LOC: LaSalle National Bank*.........   3,900,000    3,900,000
 Iowa Finance Authority Revenue, Private School
  Facilities, 4.05%, 6/1/19, LOC: Allied Irish Bank*..  13,360,000   13,360,000
                                                                   ------------
                                                                     17,260,000
                                                                   ------------
Kentucky -- 4.8%
 Carroll County, Collateralized Solid Waste Disposal,
  Kentucky Utilities Company Project, Series A, 5.20%,
  11/1/24*............................................   5,700,000    5,700,000
 Kentucky Asset/Liability Commission, Revenue, 4.00%,
  6/25/99.............................................  10,250,000   10,282,173
 Kentucky Interlocal Schools, 3.90%, 6/30/99..........  15,000,000   15,018,544
                                                                   ------------
                                                                     31,000,717
                                                                   ------------

  Pegasus Funds
18

Pegasus Municipal Cash Management Fund

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS -- (Continued)
December 31, 1998

--------------------------------------------------------------------------------

                                                                    Amortized
                                                        Principal      Cost
                                                         Amount      (Note 2)
                                                        ---------   ---------
Louisiana -- 1.5%
 New Orleans Home Mortgage Authority, Single Family,
  3.55%, 3/1/99, FNMA................................. $ 3,025,000 $  3,025,000
 Plaquemines Parish Environmental Revenue, AMT, 5.20%,
  5/1/25*.............................................   2,300,000    2,300,000
 Plaquemines Parish Environmental Revenue, AMT, 5.20%,
  10/1/24*............................................   4,700,000    4,700,000
                                                                   ------------
                                                                     10,025,000
                                                                   ------------
Michigan -- 6.1%
 Detroit Sewage Disposal, 4.05%, 7/1/23, MBIA, LOC:
  Morgan Guaranty*....................................   3,000,000    3,000,000
 Grand Rapids Water Supply, 3.80%, 1/1/20, FGIC*......   8,450,000    8,450,000
 State Hospital Finance Authority, Revenue, 3.90%,
  11/1/11*............................................  10,300,000   10,300,000
 State Housing Development Authority, AMT, 3.00%,
  12/1/99.............................................   4,200,000    4,200,000
 State Strategic Fund Limited Obligation, Pyper
  Products Corp. Project, 4.20%, 10/1/18, LOC:
  Comercia Bank*......................................     300,000      300,000
 State Strategic Fund, Limited Obligation Revenue,
  5.05%, 9/1/30, LOC: Barclay's Bank*.................     900,000      900,000
 University Of Michigan, Revenue, 5.15%, 12/01/24*....   4,200,000    4,200,000
 Wayne Charter County Airport Revenue, AMT, 4.15%,
  12/1/16, LOC: Bayerische Landesbank*................   7,900,000    7,900,000
 Wayne Charter County Airport Revenue, AMT, 3.95%,
  12/1/16, LOC: Bayerische Landesbank*................     300,000      300,000
                                                                   ------------
                                                                     39,550,000
                                                                   ------------
Minnesota -- 0.9%
 Hennepin County, Series C, 3.85%, 12/1/02, SPA:
  Westdeutsche Landesbank.............................   2,500,000    2,500,000
 State Higher Education Facilities Authority Revenue,
  Series 3-L2, 3.85%, 11/1/12, SPA: Norwest Bank*.....   3,600,000    3,600,000
                                                                   ------------
                                                                      6,100,000
                                                                   ------------
Mississippi -- 0.6%
 Mississippi Hospital Equipment & Facilities Authority
  Revenue, 3.95%, 7/1/12, LOC: Rabobank Nederland*....   4,000,000    4,000,000
                                                                   ------------
Nevada -- 0.6%
 Clark County Industrial Development Revenue, AMT,
  5.20%, 12/1/22, LOC: ABN AMRO*......................   3,800,000    3,800,000
 Washoe County Water Facilities Revenue, Sierra
  Pacific Power Co. Project, 5.20%,12/12/20, LOC: UBS
  AG*.................................................     300,000      300,000
                                                                   ------------
                                                                      4,100,000
                                                                   ------------

                                                                 Pegasus Funds

Pegasus Municipal Cash Management Fund

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS -- (Continued)
December 31, 1998

--------------------------------------------------------------------------------

                                                                    Amortized
                                                        Principal      Cost
                                                         Amount      (Note 2)
                                                        ---------   ---------
New Mexico -- 2.7%
 Albuquerque Airport Revenue, Series A, 3.95%, 7/1/17,
  LOC: Bayerische Landesbank*......................... $ 5,500,000 $  5,500,000
 New Mexico State Transit, Tax and Revenue
  Anticipation Notes, 3.75%, 6/30/99..................  12,000,000   12,044,911
                                                                   ------------
                                                                     17,544,911
                                                                   ------------
New York -- 3.4%
 Municipal Assistance Corporation, NYC, 3.80%, 7/1/08,
  LOC: Westdeutsche Bank*.............................   4,900,000    4,900,000
 New York City Housing Development Corporation
  Mortgage Revenue, 5.05%, 1/1/23, LOC: Chase
  Manhatten Bank*.....................................   1,600,000    1,600,000
 New York State Energy Development Authority Pollution
  Control Revenue, Series B, 5.05%, 12/1/25, LOC:
  Toronto Dominion Bank*..............................   6,200,000    6,200,000
 New York State Energy Development Authority Pollution
  Control Revenue, Series A, 5.10%,12/1/26, LOC:
  Toronto Dominion Bank*..............................   3,000,000    3,000,000
 New York Water Finance Authority, Water & Sewer
  System Revenue, Series A, 5.20%, 6/15/25, FGIC*.....     900,000      900,000
 New York, Series B, 5.00%, 10/1/20, FGIC*............   5,400,000    5,400,000
                                                                   ------------
                                                                     22,000,000
                                                                   ------------
North Carolina -- 1.8%
 Mecklenburg County, Series C, 4.00%, 2/1/17, SPA:
  First Union National Bank*..........................   5,000,000    5,000,000
 Raleigh Durham Airport Authority, Special Facilities
  Revenue, American Airlines, Series B, 5.10%,
  11/1/05, LOC: NationsBank*..........................   3,000,000    3,000,000
 Raleigh Durham Airport Authority, Special Facilities
  Revenue, American Airlines, Series A, 5.10%,
  11/1/15*............................................   3,800,000    3,800,000
                                                                   ------------
                                                                     11,800,000
                                                                   ------------
North Dakota -- 0.5%
 Hebron Industrial Development Revenue, Dacco Inc.
  Project, AMT, 4.30%, 3/1/15, LOC: National Bank*....   3,000,000    3,000,000
                                                                   ------------
Ohio -- 0.3%
 State Air Quality Development Authority Revenue,
  Series A, 3.65%, 2/1/99, LOC: Toronto Dominion Bank.   2,000,000    2,000,000
                                                                   ------------

  Pegasus Funds
20

Pegasus Municipal Cash Management Fund

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS -- (Continued)
December 31, 1998

--------------------------------------------------------------------------------

                                                                    Amortized
                                                        Principal      Cost
                                                         Amount      (Note 2)
                                                        ---------   ---------
Oregon -- 5.8%
 Oregon State Housing & Community Services, 3.65%,
  8/31/99............................................. $ 5,000,000 $  5,000,000
 Oregon State Housing & Community Services, 3.75%,
  5/13/99.............................................  14,195,000   14,195,000
 Port Morrow Environmental Impact Revenue, General
  Electric Company, AMT, 5.25%, 12/1/31*..............   5,800,000    5,800,000
 Port of Portland, Special Obligation Revenue, Horizon
  Airlines Industries Inc., Project, 4.90%, 6/15/27,
  LOC: Bank of Montreal*..............................  12,800,000   12,800,000
                                                                   ------------
                                                                     37,795,000
                                                                   ------------
Pennsylvania -- 7.3%
 Allegheny County Hospital Development Authority
  Revenue, 4.10%, 3/1/20, MBIA*.......................  15,800,000   15,800,000
 Allegheny County Industrial Development Authority
  Revenue, 4.05%, 10/1/25, LOC: PNC Bank*.............   7,700,000    7,700,000
 Montgomery County, Industrial, 1/15/99, LOC: Canadian
  Imperial Bank of Commerce...........................  10,900,000   10,900,000
 New Castle Area Hospital Authority Revenue, Series
  1995, 4.10%, 7/1/26, FSA, SPA: PNC Bank*............   6,690,000    6,690,000
 Pennsylvania Economic Development Financing Authority
  Revenue, Niagara Plastics Company, Project D, 4.20%,
  12/1/17, LOC: PNC Bank*.............................   3,100,000    3,100,000
 Pennsylvania State Higher Education, Revenue, 4.10%,
  4/1/17, LOC: PNC Bank*..............................   2,800,000    2,800,000
                                                                   ------------
                                                                     46,990,000
                                                                   ------------
South Carolina -- 4.4%
 Charleston County Industrial Revenue, AMT, 5.20%,
  8/1/28, LOC: UBS AG*................................   6,200,000    6,200,000
 Florence County, Solid Waste Disposal & Wastewater,
  Roche Carolina Inc., Project, 5.20%, 4/1/28, LOC:
  Deutsche Bank*......................................     300,000      300,000
 York County, Pollution Control Revenue, 3.30%,
  3/15/99, CFC........................................  22,350,000   22,350,000
                                                                   ------------
                                                                     28,850,000
                                                                   ------------
South Dakota -- 0.5%
 Lawrence County, Pollution Control Revenue, Homestake
  Mining, Series B, 5.10%, 7/1/32, LOC: Chase
  Manhatten Bank*.....................................   3,000,000    3,000,000
                                                                   ------------

                                                                 Pegasus Funds

Pegasus Municipal Cash Management Fund

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS -- (Continued)
December 31, 1998

--------------------------------------------------------------------------------

                                                                    Amortized
                                                        Principal      Cost
                                                         Amount      (Note 2)
                                                        ---------   ---------
Texas -- 4.4%
 Brazos River Authority, Pollution Control, Revenue,
  AMT, Utilities Electric Company, Series B, 5.30%,
  6/1/30, AMBAC*...................................... $ 5,000,000 $  5,000,000
 Brazos River Harbor Navigation District, Revenue, Dow
  Chemical Company Project, 5.30%, 5/1/23*............   3,000,000    3,000,000
 Gulf Coast Waste Disposal Authority Pollution Control
  Revenue, Amoco Oil Company Project, 5.20%, 5/1/23*..   2,400,000    2,400,000
 Hockley County Industrial Development Corp. Pollution
  Control Revenue, Amoco Oil Company Project, Put
  Bond, 3.00%, 5/1/99*................................   5,000,000    5,001,600
 Port of Port Arthur Navigation District, Texaco Inc.,
  Project, 5.10%, 10/1/24*............................   3,000,000    3,000,000
 South Texas Higher Education Authority, Series Z,
  3.95%, 12/1/03, MBIA*...............................   5,500,000    5,500,000
 South Texas Higher Education Authority, AMT, Revenue,
  3.95%, 12/1/27*.....................................   5,000,000    5,000,000
                                                                   ------------
                                                                     28,901,600
                                                                   ------------
Utah -- 2.8%
 Intermountain Power Agency, 3.30%, 12/01/03, LOC:
  Swiss Bank*.........................................  18,000,000   18,000,000
                                                                   ------------
Virginia -- 2.4%
 King George County, Industrial Development Authority
  Exempt Facilities Revenue, Birchwood Power Partners,
  AMT, 5.20%, 3/1/27, LOC: Credit Suisse First
  Boston*.............................................   3,800,000    3,800,000
 Peninsula Port Authority Revenue, Zelgler Coal, AMT,
  5.20%, 5/1/22, LOC: Bank of America*................  12,100,000   12,100,000
                                                                   ------------
                                                                     15,900,000
                                                                   ------------
Washington -- 2.0%
 Port Seattle Revenue, AMT, 4.10%, 9/1/22, LOC:
  Canadian Imperial Bank of Commerce*.................  13,000,000   13,000,000
                                                                   ------------
Wisconsin -- 1.6%
 Waukesha School District, 3.90%, 8/20/99.............  10,500,000   10,519,241
                                                                   ------------
TOTAL MUNICIPAL SECURITIES ...........................              513,741,469
                                                                   ------------

  Pegasus Funds
22

Pegasus Municipal Cash Management Fund

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS -- (Continued)
December 31, 1998

--------------------------------------------------------------------------------

                                                                    Amortized
                                                        Principal      Cost
                                                         Amount      (Note 2)
                                                        ---------   ---------
TAX FREE COMMERCIAL PAPER -- 20.6%
Alaska -- 4.3%
 Valdez Marine Terminal, 3.35%, 2/12/99, LOC: Bankers
  Trust............................................... $11,900,000 $ 11,900,000
 Valdez Marine Terminal, 2.95%, 2/19/99, LOC: Bankers
  Trust...............................................  15,725,000   15,725,000
                                                                   ------------
                                                                     27,625,000
                                                                   ------------
Florida -- 4.6%
 Florida Municipal Power Agency, Series A, 2.95%,
  3/11/99, LOC: First Union Bank......................   6,500,000    6,500,000
 Sarasota Public Hospital, Memorial Hospital, 3.15%,
  2/12/99, LIQ: SunTrust Bank.........................   9,000,000    9,000,000
 St Lucie County, PCR, Florida Power & Light, 2.95%,
  2/22/99.............................................  15,000,000   15,000,000
                                                                   ------------
                                                                     30,500,000
                                                                   ------------
Georgia -- 0.9%
 Georgia Municipal Electric, 2.95%, 2/9/99, LOC:
  Morgan Guaranty.....................................   6,000,000    6,000,000
                                                                   ------------
Indiana -- 2.6%
 Indiana Development Finance Authority, Solid Waste
  Pure Air Project, 3.00%, 3/11/99....................  10,000,000   10,000,000
 Jasper County Pollution Control Revenue, Northern
  Indiana Public Service, Series B, 3.00%, 2/24/99....   7,000,000    7,000,000
                                                                   ------------
                                                                     17,000,000
                                                                   ------------
Kansas -- 1.2%
 Burlington County, 2.90%, 4/9/99, LOC: Goldman Sachs.   7,700,000    7,700,000
                                                                   ------------
Michigan -- 0.3%
 Regents of the University Of Michigan, Revenue,
  3.10%, 2/10/99......................................   2,000,000    2,000,000
                                                                   ------------
Ohio -- 1.4%
 Ohio Water Development (Duke L & P) 1988, AMT, 3.15%,
  1/29/99, LOC: Toronto Dominion Bank.................   8,850,000    8,850,000
                                                                   ------------
Pennsylvania -- 1.3%
 North Eastern Hospital, 3.35%, 1/13/99, LOC: Bankers
  Trust...............................................   8,260,000    8,260,000
                                                                   ------------
Tennessee -- 2.3%
 Johnson County Medical Center, 3.10%, 2/25/99, MBIA..  15,000,000   15,000,000
                                                                   ------------

                                                                 Pegasus Funds

Pegasus Municipal Cash Management Fund

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS -- (Continued)
December 31, 1998

--------------------------------------------------------------------------------

                                                                    Amortized
                                                        Principal      Cost
                                                         Amount      (Note 2)
                                                        ---------   ---------
Wisconsin -- 1.7%
 Wisconsin TRANS Revenue, 3.55%, 01/15/99............. $11,188,000 $ 11,188,000
                                                                   ------------
TOTAL TAX-FREE COMMERCIAL PAPER.......................              134,123,000
                                                                   ------------
TOTAL.................................................             $647,864,469
                                                                   ============

--------

Percentages indicated are based on net assets of $649,845,237.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1998.

AMBAC -- Insured by AMBAC Indemnity Corp.
AMT   -- Alternative Minimum Tax Paper
CFC   -- Cooperative Finance Co-op
FGIC  -- Insured by Financial Guaranty Insurance Corp.
FNMA  -- Insured by Federal National Mortgage Association
GO    -- General Obligation
LIQ   -- Liquidity
LOC   -- Letter of Credit
MBIA  -- Insured by Municipal Bond Insurance Association
PCR   -- Pollution Control Revenue
SPA   -- Standby Purchase Agreement
TRANS -- Tax Revenue Anticipation Notes

                       See Notes to Financial Statements.

  Pegasus Funds
24

Pegasus Cash Management Funds

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
(1) Organization

 The Pegasus Funds ("Pegasus") was organized as a Massachusetts business trust on April 21, 1987 and registered under the Investment Company Act of 1940 as amended ("the Act"), as an open-end investment company. As of December 31, 1998, Pegasus consisted of thirty separate portfolios of which there were five cash management funds (the "Pegasus Cash Management Funds" or the "Funds"), as described below.

                                                                    Commencement
                                                                        Date
                                                                    ------------
      Cash Management Fund.........................................    7/30/92
      Treasury Cash Management Fund................................    9/12/97
      Treasury Prime Cash Management Fund..........................    3/22/95
      U.S. Government Securities Cash Management Fund..............     6/2/92
      Municipal Cash Management Fund...............................    8/18/97

 The Pegasus Cash Management Funds each offer two classes of shares, Institutional Shares and Service Shares. Institutional Shares and Service Shares are substantially the same except that Service Shares are subject to fees payable under a Distribution and Services Plan adopted pursuant to Rule 12b-1 under the Act (the "Services Plan") at an annual rate of 0.25% of the average daily net asset value of the outstanding Services Shares.

Merger:
 On October 2, 1998, First Chicago NBD Investment Management Company's ("FCNIMCO") parent company, First Chicago NBD Corporation, merged with and into BANC ONE CORPORATION at which time the newly combined company was renamed BANK ONE CORPORATION. BANK ONE CORPORATION has now begun the process of reorganizing their proprietary mutual funds: the Pegasus Funds and The One Group Family of Mutual Funds. On January 12, 1999, the Board of Trustees of the Pegasus Funds approved Reorganization Agreements, which are subject to shareholder approval. Certain expenses incurred in connection with entering into and carrying out provisions of the reorganization transactions, whether or not the transactions contemplated thereby are consummated, will be paid by BANK ONE CORPORATION. The reorganization is intended to be effected on a tax-free basis, so that none of the Pegasus Funds' shareholders will recognize taxable gains or losses as a result of the reorganization. A proxy statement/prospectus describing the reorganization and the reasons therefore has been sent to Pegasus Funds' shareholders.

                                                                 Pegasus Funds

Pegasus Cash Management Funds

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (Continued)

--------------------------------------------------------------------------------

Conversion of Common Trust Funds:
 During the year ended December 31, 1998, the net assets of certain common trust funds managed by FCNIMCO (the "Adviser") were exchanged in a tax-free conversion for shares of the corresponding Pegasus Funds (Class I). The transactions were accounted for by a method followed for tax purposes in a tax-free business combination sometimes referred to as the pooling without restatement method. The following is a summary of shares issued, net assets converted and net asset value per share issued:

                                                                       Net Asset
                                                                         Value
                                                Shares     Net Assets  Per Share
                                                Issued     Converted    Issued
                                              ----------- ------------ ---------
      September 18, 1998
      Cash Management Fund................... 149,307,531 $149,307,531   $1.00
      Municipal Cash Management Fund......... 178,163,818  178,163,818    1.00

(2) Significant Accounting Policies

 The following is a summary of significant accounting policies followed by the Pegasus Cash Management Funds in preparation of the financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. Following generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 Investments
  Pursuant to Rule 2a-7 of the Act, the Pegasus Cash Management Funds utilize the amortized cost method to determine the carrying value of investment securities. Under this method, investment securities are valued for both financial reporting and federal tax purposes at amortized cost and any discount or premium is amortized from the date of acquisition to maturity. The use of this method results in a carrying value which approximates market value.

 Investment security purchases and sales are accounted for on the trade date. Realized gains and losses from security transactions are recorded on the specific identified cost basis.

 Pegasus invests in securities subject to repurchase agreements. FCNIMCO, acting under the supervision of the Board of Trustees, has established the following additional policies and procedures relating to Pegasus' investments in securities subject to repurchase agreements: 1) the value of the underlying collateral is required to equal or exceed 102% of the funds advanced under the repurchase agreement including accrued interest; 2) collateral is marked to market daily to assure its value remains at least equal to 102% of the repurchase agreement amount; and 3) funds are not disbursed by Pegasus or its agent unless collateral is presented or acknowledged by the collateral custodian. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

  Pegasus Funds
26

Pegasus Cash Management Funds

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (Continued)

--------------------------------------------------------------------------------

 The Municipal Cash Management Fund invests in a majority of instruments whose stated maturity is greater than one year, but whose rate of interest is readjusted no less frequently than annually, or which possess demand features and may therefore be deemed to have a maturity equal to the period remaining until the next interest adjustment date or the demand date, whichever is longer.

 Investment Income
  Interest income is recorded daily on the accrual basis adjusted for amortization of premium and accretion of discount. Premiums and discounts are amortized/accreted using the effective interest method.

 Federal Income Taxes
  It is Pegasus' policy to comply with the requirements of Subchapter M of the Internal Revenue Code, as amended (the "Code") applicable to regulated investment companies and to distribute substantially all net investment income and realized gains to its shareholders. Therefore, no federal income tax provision is required in the accompanying financial statements.

 As of December 31, 1998, the Pegasus Cash Management Funds had capital loss carryforwards and related expiration dates as follows:

                    Fund                  2001     2002    2003   2004  Total
                    ----                 ------- -------- ------- ---- --------
     Cash Management Fund............... $19,046 $150,686 $31,697 $469 $201,898
     U.S. Government Securities Cash
      Management Fund...................      --  449,624  57,338   -- $506,962

 Shareholder Dividends
  Dividends from net investment income are declared daily and paid monthly for the Funds. Distributions from net realized capital gains, if any, are normally declared and paid annually, but each Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code. To the extent that net realized capital gains can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains.

 Deferred Organization Costs
  Organization costs for Funds commencing operations prior to June 30, 1998 are amortized on a straight-line basis over a five year period beginning with the commencement of operations of each fund.

 Expenses
  Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses which are applicable to all Funds are allocated among them on the basis of relative net assets of each Fund. Fund expenses directly attributable to a class of shares are charged to that class. Expenses which are applicable to all classes are allocated among them on the basis of relative net assets.

 Restricted Securities
The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the

                                                                 Pegasus Funds

Pegasus Cash Management Funds

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (Continued)

--------------------------------------------------------------------------------

securities are registered. The Fund does not have the right to demand that such securities be registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Certain of these securities may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(3) Investment Advisory Fees, Administration Fees and Other Transactions With Affiliates

 Pegasus has an Investment Advisory Agreement with FCNIMCO pursuant to which FCNIMCO has agreed to provide the day-to-day management of each Pegasus Cash Management Fund for an advisory fee at a annual rate of 0.20% of each Fund's average daily net assets.

 Pegasus has entered into a Co-Administration Agreement with FCNIMCO and Fund Services Limited Partnership, d/b/a BISYS Fund Services ("BISYS" or Distributor) (collectively the "Co-Administrators") pursuant to which the Co-Administrators have agreed to assist in aspects of each Pegasus Cash Management Fund's administration and operations for a fee at an annual rate of 0.15% of each Fund's average daily net assets.

 For the year ended December 31, 1998, FCNIMCO voluntarily agreed to waive its advisory fee to the extent that each Pegasus Cash Management Fund's expenses exceed 0.35% of average daily net assets for Institutional Shares and 0.60% of average daily net assets for Service Shares.

 Pegasus has adopted a Distribution and Services Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of such Plan, each Fund pays the Distributor an annual fee of up to 0.25% of the average daily net assets of the outstanding Service Shares for advertising, marketing, and distributing each Pegasus Cash Management Fund's Service Shares and for the provision of certain services to the holders of Service Shares. The Distributor may make payments to others, including FCNIMCO and its affiliates, for the provision of these services.

 BANK ONE CORPORATION, (an affiliate of FCNIMCO), serves as the Funds' custodian. State Street Bank serves as the Funds' sub-custodian and is compensated directly by the Funds with respect to these services.

 Pegasus maintains an unfunded, nonqualified deferred compensation plan for its Trustees. The plan allows an individual trustee to elect to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

  Pegasus Funds
28

Pegasus Cash Management Funds

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (Continued)

--------------------------------------------------------------------------------

(4) Capital Share Transactions

 Transactions in shares of the Funds are summarized below (at $1.00 per share):

                                                    Cash Management Fund
                                              ---------------------------------
                                                Year Ended        Year Ended
                                               Dec. 31, 1998    Dec. 31, 1997
                                              ---------------  ----------------
      Institutional Shares:
       Shares issued........................   10,320,125,285     6,087,058,701
       Shares issued in connection with con-
        version of common trust funds.......      149,307,531                --
       Dividends reinvested.................        4,512,839         4,462,385
       Shares redeemed......................  (10,103,170,328)   (6,272,197,824)
                                              ---------------  ----------------
       Net increase (decrease)..............      370,775,327      (180,676,738)
                                              ===============  ================
      Service Shares:
       Shares issued........................    5,608,606,456     3,448,478,848
       Dividends reinvested.................            2,816                --
       Shares redeemed......................   (5,079,545,304)   (2,687,964,734)
                                              ---------------  ----------------
       Net increase.........................      529,063,968       760,514,114
                                              ===============  ================
      Net increase in Fund..................      899,839,295       579,837,376
                                              ===============  ================

                                               Treasury Cash Management Fund
                                              ---------------------------------
                                                Year Ended       Period Ended
                                               Dec. 31, 1998   Dec. 31, 1997(a)
                                              ---------------  ----------------
      Institutional Shares:
       Shares issued........................       73,529,976         6,838,921
       Dividends reinvested.................           35,987                --
       Shares redeemed......................      (42,220,173)       (5,988,771)
                                              ---------------  ----------------
       Net increase.........................       31,345,790           850,150
                                              ===============  ================
      Service Shares:
       Shares issued........................    1,878,718,999       563,122,696
       Dividends reinvested.................               --                --
       Shares redeemed......................   (1,753,426,103)     (357,400,841)
                                              ---------------  ----------------
       Net increase.........................      125,292,896       205,721,855
                                              ---------------  ----------------
      Net increase in Fund..................      156,638,686       206,572,005
                                              ===============  ================

--------

(a) For the period from September 12, 1997 (commencement of operations) through December 31, 1997.

                                                                 Pegasus Funds

Pegasus Cash Management Funds

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (Continued)

--------------------------------------------------------------------------------

                                                      Treasury Prime Cash
                                                        Management Fund
                                                 ------------------------------
                                                   Year Ended      Year Ended
                                                 Dec. 31, 1998   Dec. 31, 1997
                                                 --------------  --------------
      Institutional Shares:
       Shares issued............................    437,701,043     686,151,852
       Dividends reinvested.....................        784,651         345,903
       Shares redeemed..........................   (339,668,685)   (665,804,296)
                                                 --------------  --------------
       Net increase.............................     98,817,009      20,693,459
                                                 ==============  ==============
      Service Shares:
       Shares issued............................  1,728,824,043   1,651,850,568
       Dividends reinvested.....................        119,198          49,528
       Shares redeemed.......................... (1,493,090,424) (1,633,350,490)
                                                 --------------  --------------
       Net increase.............................    235,852,817      18,549,606
                                                 ==============  ==============
      Net increase in Fund......................    334,669,826      39,243,065
                                                 ==============  ==============

                                                  U.S. Government Securities
                                                     Cash Management Fund
                                                 ------------------------------
                                                   Year Ended      Year Ended
                                                 Dec. 31, 1998   Dec. 31, 1997
                                                 --------------  --------------
      Institutional Shares:
       Shares issued............................  5,277,034,802   3,117,508,597
       Dividends reinvested.....................      1,541,306       1,026,989
       Shares redeemed.......................... (4,795,113,470) (2,953,336,804)
                                                 --------------  --------------
       Net increase.............................    483,462,638     165,198,782
                                                 ==============  ==============
      Service Shares:
       Shares issued............................  2,704,680,394   2,047,005,781
       Dividends reinvested.....................        142,609          89,986
       Shares redeemed.......................... (2,502,716,940) (1,896,480,136)
                                                 --------------  --------------
       Net increase.............................    202,106,063     150,615,631
                                                 ==============  ==============
      Net increase in Fund......................    685,568,701     315,814,413
                                                 ==============  ==============



  Pegasus Funds
30

Pegasus Cash Management Funds

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (Continued)

--------------------------------------------------------------------------------

                                              Municipal Cash Management Fund
                                              --------------------------------
                                                Year Ended      Period Ended
                                              Dec. 31, 1998   Dec. 31, 1997(b)
                                              --------------  ----------------
      Institutional Shares:
       Shares issued.........................  1,314,947,147       322,413,470
       Shares issued in connection with con-
        version of common trust funds........    178,163,818                --
       Dividends reinvested..................         95,406            13,719
       Shares redeemed....................... (1,106,309,332)     (120,722,364)
                                              --------------  ----------------
       Net increase..........................    386,897,039       201,704,825
                                              ==============  ================
      Service Shares:
       Shares issued.........................    477,944,087       200,615,736
       Dividends reinvested..................             --                --
       Shares redeemed.......................   (473,234,644)     (144,081,806)
                                              --------------  ----------------
       Net increase..........................      4,709,443        56,533,930
                                              ==============  ================
      Net increase in Fund...................    391,606,482       258,238,755
                                              ==============  ================

--------

(b) For the period from August 18, 1997 (commencement of operations) through December 31, 1997.

                                                                 Pegasus Funds

Pegasus Cash Management Funds

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS For a Share Outstanding Throughout the Period

                                               Net Realized            Distributions Increase Due to Capital
                    Net Asset Value    Net        Gains     Total from   from Net     Contribution from an
                     Beginning of   Investment (Losses) on  Investment  Investment      Affiliate of the         Total
                        Period        Income   Investments  Operations    Income       Investment Adviser    Distributions
--------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
Institutional Shares
 For The Year Ended
  12/31/98              $0.9997       0.0523          --      0.0523      (0.0523)               --             (0.0523)
   1997                 $0.9998       0.0528     (0.0001)     0.0527      (0.0528)               --             (0.0528)
   1996                 $0.9996       0.0508      0.0002      0.0510      (0.0508)               --             (0.0508)
   1995/(4)/            $0.9994       0.0277      0.0002      0.0279      (0.0277)               --             (0.0277)
   1995/(5)/(9)/        $0.9993       0.0507     (0.0059)     0.0448      (0.0507)           0.0060             (0.0507)
   1994/(9)/            $0.9999       0.0333     (0.0006)     0.0327      (0.0333)               --             (0.0333)
Service Shares
 For The Year Ended
  12/31/98              $0.9999       0.0499          --      0.0499      (0.0499)               --             (0.0499)
   1997                 $0.9998       0.0503      0.0001      0.0504      (0.0503)               --             (0.0503)
   1996                 $0.9996       0.0484      0.0002      0.0486      (0.0484)               --             (0.0484)
   1995/(4)/            $0.9994       0.0264      0.0002      0.0266      (0.0264)               --             (0.0264)
   1995/(6)/            $1.0000       0.0245     (0.0006)     0.0239      (0.0245)               --             (0.0245)
--------------------------------------------------------------------------------------------------------------------------
TREASURY CASH MANAGEMENT FUND
Institutional Shares
 For The Year Ended
  12/31/98              $1.0000       0.0508          --      0.0508      (0.0508)               --             (0.0508)
   1997/(8)/            $1.0000       0.0159          --      0.0159      (0.0159)               --             (0.0159)
Service Shares
 For The Year Ended
  12/31/98              $1.0000       0.0482          --      0.0482      (0.0482)               --             (0.0482)
   1997/(8)/            $1.0000       0.0152          --      0.0152      (0.0152)               --             (0.0152)
--------------------------------------------------------------------------------------------------------------------------
TREASURY PRIME CASH MANAGEMENT FUND
Institutional Shares
 For The Year Ended
  12/31/98              $0.9999       0.0467          --      0.0467      (0.0467)               --             (0.0467)
   1997                 $0.9999       0.0479          --      0.0479      (0.0479)               --             (0.0479)
   1996                 $1.0000       0.0474     (0.0001)     0.0473      (0.0474)               --             (0.0474)
   1995/(3)/            $1.0000       0.0399          --      0.0399      (0.0399)               --             (0.0399)
Service Shares
 For The Year Ended
  12/31/98              $1.0000       0.0441          --      0.0441      (0.0441)               --             (0.0441)
   1997                 $1.0000       0.0454          --      0.0454      (0.0454)               --             (0.0454)
   1996                 $1.0000       0.0449          --      0.0449      (0.0449)               --             (0.0449)
   1995/(3)/            $1.0000       0.0380          --      0.0380      (0.0380)               --             (0.0380)
--------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES CASH MANAGEMENT
 FUND
Institutional Shares
 For The Year Ended
  12/31/98              $0.9992       0.0513          --      0.0513      (0.0513)               --             (0.0513)
   1997                 $0.9988       0.0521      0.0004      0.0525      (0.0521)               --             (0.0521)
   1996                 $0.9990       0.0502     (0.0002)     0.0500      (0.0502)               --             (0.0502)
   1995/(1)/            $0.9989       0.0320      0.0001      0.0321      (0.0320)               --             (0.0320)
   1995/(10)/           $0.9999       0.0492     (0.0010)     0.0482      (0.0492)               --             (0.0492)
   1994/(10)/           $1.0000       0.0302     (0.0001)     0.0301      (0.0302)               --             (0.0302)
Service Shares
 For The Year Ended
  12/31/98              $0.9997       0.0490          --      0.0490      (0.0490)               --             (0.0490)
   1997                 $0.9995       0.0496      0.0002      0.0498      (0.0496)               --             (0.0496)
   1996                 $0.9990       0.0478      0.0005      0.0483      (0.0478)               --             (0.0478)
   1995/(1)/            $0.9989       0.0305      0.0001      0.0306      (0.0305)               --             (0.0305)
   1995/(2)/            $1.0000       0.0199     (0.0011)     0.0188      (0.0199)               --             (0.0199)
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL CASH MANAGEMENT FUND
Institutional Shares
 For The Year Ended
  12/31/98              $1.0000       0.0316          --      0.0316      (0.0316)               --             (0.0316)
   1997/(7)/            $1.0000       0.0125          --      0.0125      (0.0125)               --             (0.0125)
Service Shares
 For The Year Ended
  12/31/98              $1.0000       0.0291          --      0.0291      (0.0291)               --             (0.0291)
   1997/(7)/            $1.0000       0.0116          --      0.0116      (0.0116)               --             (0.0116)
--------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

  Pegasus Funds
32

                       Net Assets  Ratio of     Ratio of Net     Ratio of Expenses to
Net Asset                End of   Expenses to Investment Income   Average Net Assets
Value End  Total         Period   Average Net    to Average     (Excluding Fee Waivers
of Period  Return        (000)      Assets       Net Assets      and Reimbursements)
--------------------------------------------------------------------------------------
 $0.9997    5.36%      $1,076,045    0.35%          5.21%                0.39%
 $0.9997    5.41%      $  705,270    0.35%          5.36%                0.38%
 $0.9998    5.23%      $  885,946    0.35%          5.19%                0.42%
 $0.9996    2.80%++    $  389,127    0.35%+         5.51%+               0.43%+
 $0.9994    5.19%/(5)/ $  319,214    0.35%          5.11%                0.44%
 $0.9993    3.38%      $  143,820    0.31%          3.33%                0.43%
 $0.9999    5.10%      $1,521,827    0.60%          5.04%                0.64%
 $0.9999    5.15%      $  992,763    0.60%          5.11%                0.63%
 $0.9998    4.98%      $  232,249    0.60%          4.94%                0.67%
 $0.9996    2.68%++    $  121,750    0.60%+         5.25%+               0.69%+
 $0.9994    2.47%++    $   11,372    0.60%+         5.46%+               0.71%+
--------------------------------------------------------------------------------------
 $1.0000    5.20%      $   32,196    0.35%          4.97%                0.40%
 $1.0000    5.29%+     $      850    0.35%+         5.28%+               0.41%+
 $1.0000    4.94%      $  331,015    0.60%          4.82%                0.65%
 $1.0000    5.04%+     $  205,722    0.60%+         5.03%+               0.66%+
--------------------------------------------------------------------------------------
 $0.9999    4.76%      $  189,630    0.35%          4.55%                0.40%
 $0.9999    4.90%      $   90,813    0.35%          4.79%                0.40%
 $0.9999    4.86%      $   70,120    0.35%          4.84%                0.46%
 $1.0000    4.06%++    $   14,008    0.35%+         5.16%+               1.23%+
 $1.0000    4.50%      $  469,443    0.60%          4.35%                0.65%
 $1.0000    4.64%      $  233,590    0.60%          4.54%                0.65%
 $1.0000    4.60%      $  215,040    0.60%          4.59%                0.71%
 $1.0000    3.86%++    $  130,559    0.60%+         4.72%+               0.74%+
--------------------------------------------------------------------------------------
 $0.9992    5.26%      $1,017,830    0.35%          5.11%                0.37%
 $0.9992    5.34%      $  534,364    0.35%          5.27%                0.36%
 $0.9988    5.15%      $  369,163    0.35%          5.09%                0.43%
 $0.9990    3.24%++    $  489,395    0.35%+         5.46%+               0.42%+
 $0.9989    5.03%      $  475,248    0.34%          4.94%                0.41%
 $0.9999    3.06%      $  413,634    0.30%          3.02%                0.41%
 $0.9997    5.00%      $  559,770    0.60%          4.87%                0.62%
 $0.9997    5.08%      $  357,663    0.60%          5.02%                0.61%
 $0.9995    4.89%      $  207,046    0.60%          4.84%                0.68%
 $0.9990    3.09%++    $   56,000    0.60%+         5.17%+               0.69%+
 $0.9989    2.01%++    $   16,702    0.57%+         5.48%+               0.66%+
--------------------------------------------------------------------------------------
 $1.0000    3.20%      $  588,602    0.35%          3.12%                0.39%
 $1.0000    3.39%+     $  201,705    0.35%+         3.37%+               0.41%+
 $1.0000    2.95%      $   61,243    0.60%          2.90%                0.64%
 $1.0000    3.14%+     $   56,534    0.60%+         3.12%+               0.66%+
--------------------------------------------------------------------------------------

                                                                 Pegasus Funds

Notes to Financial Highlights

(1) For the period June 1, 1995 through December 31, 1995. Effective June 1, 1995, the Fund changed its fiscal year end from May 31 to December 31.
(2) For the period January 17, 1995 (initial offering date of Service Shares) through May 31, 1995.
(3) For the period March 22, 1995 (commencement of operations) through December 31, 1995.
(4) For the period July 1, 1995 through December 31, 1995. Effective July 1, 1995 the Fund changed its fiscal year end from June 30 to December 31.
(5) If the Fund had not had a capital contribution by an affiliate of the Investment Adviser during the period, the total return would have been 4.51%.
(6) For the period January 17, 1995 (initial offering date of Service Shares) through June 30, 1995.
(7) For the period August 18, 1997 (commencement of operations) through December 31, 1997.
(8) For the period September 12, 1997 (commencement of operations) through December 31, 1997.
(9)  For the year ended June 30.
(10) For the year ended May 31.
 +   Annualized.
++   Not Annualized.

  Pegasus Funds
34

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Trustees and Shareholders of
 the Pegasus Cash Management Funds:

 We have audited the statements of assets and liabilities, including the schedules of portfolio investments, of the Cash Management Funds of the PEGASUS FUNDS (comprising, as indicated in Note 1, the Cash Management, Treasury Cash Management, Treasury Prime Cash Management, U.S. Government Securities Cash Management and Municipal Cash Management) as of December 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the periods then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods from inception to December 31, 1995 of the Cash Management, Treasury Prime Cash Management and U.S. Government Securities Cash Management Funds of the Pegasus Funds (formerly known as the Prairie Institutional Funds) were audited by other auditors whose report dated February 22, 1996, expressed an unqualified opinion on those financial highlights.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with custodians, banks, and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Cash Management Funds of the Pegasus Funds as of December 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the periods then ended, and their financial highlights for each of the three years in the periods then ended, in conformity with generally accepted accounting principles.

                                               ARTHUR ANDERSEN LLP

Detroit, Michigan,
 February 12, 1999.

                                                                 Pegasus Funds

                                                                   PEG-0059-2/99